Property, Plant and Equipment, Net - Summary of Property Plant and Equipment, Net (Detail) - CAD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	$ 773.7	$ 699.9
Freehold land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	6.1	6.2
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	39.3	44.5
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	605.5	614.7
Computer hardware
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	0.6	0.5
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	3.4	1.6
Property under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	$ 118.8	$ 32.4